Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 6,454	$ 4,825
Short-term investment	2	5
Short term deposits		3,057
Prepaid expenses and other current assets	1,168	1,095
Total current assets	7,624	8,982
NON-CURRENT ASSETS:
Operating lease right of use assets	91	111
Property, plant and equipment, net	5	27
Total non-current assets	96	138
Total assets	7,720	9,120
CURRENT LIABILITIES:
Trade payables	1,152	618
Current maturity of operating lease liability	57	53
Deferred revenues	405	405
Other accounts payable	506	976
Total current liabilities	2,120	2,052
NON-CURRENT LIABILITIES:
Long - term operating lease liability	33	51
Deferred revenues	1,383	1,581
Total long-term liabilities	1,416	1,632
CONTIGENT LIABILITIES AND COMMITMENTS
SHAREHOLDERS’ EQUITY:
Ordinary shares of no-par value - Authorized: 20,000,000,000 and 10,000,000,000 shares at June 30, 2025 and December 31, 2024, respectively; Issued and outstanding: 3,967,407,393 and 2,983,181,793 shares as of June 30, 2025 and December 31, 2024, respectively
Additional paid-in capital	174,294	170,670
Accumulated other comprehensive income	1,127	1,127
Accumulated deficit	(171,237)	(166,361)
Total shareholders’ equity	4,184	5,436
Total liabilities and shareholders’ equity	$ 7,720	$ 9,120